Notes Related to the Consolidated Statements of Financial Position - Schedule of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 2,245	€ 918	€ 967
Acquisitions Through Business Combinations Property Plant And Equipment	1,161	1,372	48
Disposals Property Plant And Equipment		(44)	(98)
Ending balance	3,406	2,245	918
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,684	2,958	2,738
Acquisitions Through Business Combinations Property Plant And Equipment	1,664	1,770	318
Disposals Property Plant And Equipment		(44)	(98)
Ending balance	6,349	4,684	2,958
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,439)	(2,041)	(1,771)
Acquisitions Through Business Combinations Property Plant And Equipment	(503)	(398)	(270)
Ending balance	(2,439)	(2,439)	(2,041)
Laboratory equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	974	974	974
Ending balance	974	974	974
Assets under construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	862	44	112
Acquisitions Through Business Combinations Property Plant And Equipment	868	862	29
Disposals Property Plant And Equipment		(44)	(98)
Ending balance	1,730	862	44
Plant, equipment, and tooling [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	850	727	617
Acquisitions Through Business Combinations Property Plant And Equipment	270	123	110
Ending balance	1,121	850	727
Plant, equipment, and tooling [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(523)	(426)	(346)
Acquisitions Through Business Combinations Property Plant And Equipment	(118)	(98)	(79)
Ending balance	(641)	(523)	(426)
General equipment, fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,466	1,079	959
Acquisitions Through Business Combinations Property Plant And Equipment	389	387	120
Ending balance	1,855	1,466	1,079
General equipment, fixtures and fittings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(909)	(733)	(636)
Acquisitions Through Business Combinations Property Plant And Equipment	(207)	(175)	(98)
Ending balance	(1,116)	(909)	(733)
Office equipment and computers [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	531	134	76
Acquisitions Through Business Combinations Property Plant And Equipment	137	397	59
Ending balance	668	531	134
Office equipment and computers [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(125)	(51)	(36)
Acquisitions Through Business Combinations Property Plant And Equipment	(129)	(74)	(15)
Ending balance	(255)	(125)	(51)
Laboratory equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(882)	(831)	(753)
Acquisitions Through Business Combinations Property Plant And Equipment	(48)	(51)	(78)
Ending balance	€ (930)	€ (882)	€ (831)